United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13F

Cover Page

Report for The Calendar Year or Quarter Ended:   03/31/05

Institutional Investment Manager Filing This Report:

Name:      Emmett M. Murphy
                 Paradigm Capital Corporation
Address:   201 Main Street, Suite 1555
                 Fort Worth, Texas 76102

Form 13F File Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   Emmett M. Murphy
Title:     President
Phone:   817-335-1145

Signature, Place, and Date of Signing:

Signature                City, State                 Date

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $116,451

FORM 13F INFORMATION TABLE PERIOD ENDING MARCH 31, 2005 SHARES TITLE
OF INVEST. DISCRETION VOTING AUTHORITY OF CUSIP VALUE PRINCIPAL SOLE
SHARED OTHER SOLE SHARED NONE NAME OF ISSUER CLASS NUMBER (X$1000)
AMOUNT (A) (B) (C) MGR (A) (B) (C) WTS HMP EQUITY HOLDINGS CO CV WAR
CERIWTS 4194 8000C X 782 33000 0 0 AMEDISYS INC OTC IS 23436108 3630 120000N X
782 120000 0 0 CSK AUTO CORP COMMON 125965103 3177 180000N X 782 180000 0 0
CHARLOTTE RUSSE HLDG INC OTC IS 161048103 815 63100N X 782 63100 0 0 CABOT
OIL & GAS CORP -CL A COMMON 127097103 4412 80000N X 782 80000 0 0 CAPTIVA
SOFTWARE CORPORATI OTC IS 14073T109 2345 216485N X 782 216485 0 0 DENNYS
CORP OTC IS 24869P104 3325 700000N X 782 700000 0 0 DYADIC INTERNATIONAL INC PRIVAT DYADICINT 500 150150N X 782 150150 0 0 ENCORE ACQUISITION CO
COMMON 29255W100 4394 106400N X 782 106400 0 0 VAALCO ENERGY INC NEW OTC
IS 91851C201 1915 500000N X 782 500000 0 0 FISCHER IMAGING CORP OTC IS
337719108 274 43500N X 782 43500 0 0 GAMESTOP CORP CL A COMMON 36466R101
3324 150000N X 782 150000 0 0 HORIZON HEALTH CORP OTC IS 44041Y104 2355
55400N X 782 55400 0 0 HOT TOPIC INC OTC IS 441339108 2185 100000N X 782 100000
 0 0 Paradigm Oil Pair Basket 0 PUT OP CDC16 1141 100000P X 782 100000 0 0 IMAGISTICS INTERNATIONAL I COMMON 45247T104 7685 220000N X 782 220000 0 0 ***INTEROIL CORP COMMON 460951106 3496 100000N X 782 100000 0 0 JAMESON
INNS INC OTC IS 470457102 662 450000N X 782 450000 0 0 LEAP WIRELSS INTL INC COMMON 521863308 2866 110000N X 782 110000 0 0 LAIDLAW INTERNATIONAL INC
OTC IS 50730R102 3598 173000N X 782 173000 0 0 CHENIERE ENERGY INC OTC IS 16411R208 3871 60000N X 782 60000 0 0 MOBILE MINI INC OTC IS 60740F105 3839
95000N X 782 95000 0 0 MRU Holdingd Inc PRIVAT MRUHOLD 500 142857N X 782
142857 0 0 NEW FRONTIER MEDIA INC OTC IS 644398109 715 100000N X 782 100000 0 0
OSI SYSTEMS INC OTC IS 671044105 2714 155000N X 782 155000 0 0 PEP BOYS-
MANNY MOE & JACK COMMON 713278109 1319 75000N X 782 75000 0 0 PREMIERE
GLOBAL SERVICES I OTC IS 740585104 2865 253100N X 782 253100 0 0 PENN OCTANE CORP OTC IS 707573101 19 15500N X 782 15500 0 0 PENWEST PHARMACEUTICALS CO
OTC IS 709754105 1236 100000N X 782 100000 0 0 PANTRY INC DEL OTC IS 698657103
4646 150000N X 782 150000 0 0 PLAINS EXPLORATION AND COMMON 726505100 349
10000N X 782 10000 0 0 QUIDEL CORP OTC IS 74838J101 1091 279000N X 782 279000
 0 0 ROTECH HEALTHCARE INC NEW OTC IS 778669101 2201 80000N X 782 80000 0 0
PAGE COLUMN TOTALS 81658 RIO VISTA ENERGY PARTNERS OTC IS 767271109
1601 139437N X 782 139437 0 0 SECURE COMPUTING CORPORATI OTC IS 813705100
1714 200000N X 782 200000 0 0 SEITEL INC NEW COMMON 816074405 4424 3171153N X
782 3171153 0 0 SHAW GROUP INC COMMON 820280105 1744 80000N X 782 80000 0 0
TAG-IT PACIFIC INC COMMON 873774103 2170 417270N X 782 417270 0 0 ***TOMMY
HILFIGER CORP-ORD COMMON G8915Z102 2340 200000N X 782 200000 0 0 TESORO PETROLEUM CORP-W/RT COMMON 881609101 8655 233800N X 782 233800 0 0
WESTCORP-CALIF COMMON 957907108 6042 143000N X 782 143000 0 0
WASHINGTION GROUP INTL INC OTC IS 938862208 2025 45000N X 782 45000 0 0
WHITING PETROLEUM CORPORAT COMMON 966387102 4078 100000N X 782 100000 0
0 PAGE COLUMN TOTALS 34793 AGGREGATE COLUMN TOTALS 116451